21. EMPLOYEES BENEFITS PLANS (Details 8) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$) yr
EmployeesBenefitsPlansLineItems [Line Items]
2020	R$ 96,078
2021	44,217
2022	42,618
2023	49,210
2024	53,318
2025 to 2029	R$ 308,483
Weighted average duration - in years | yr	8.67
Medical plan [Member]
EmployeesBenefitsPlansLineItems [Line Items]
2020	R$ 6,867
2021	7,458
2022	8,077
2023	8,766
2024	9,536
2025 to 2029	R$ 60,542
Weighted average duration - in years | yr	14
F.G.T.S. Penalty [Member]
EmployeesBenefitsPlansLineItems [Line Items]
2020	R$ 59,366
2021	15,211
2022	14,876
2023	18,688
2024	19,018
2025 to 2029	R$ 116,882
Weighted average duration - in years | yr	7.17
Award for length of service [Member]
EmployeesBenefitsPlansLineItems [Line Items]
2020	R$ 11,287
2021	10,675
2022	8,500
2023	10,489
2024	13,298
2025 to 2029	R$ 61,852
Weighted average duration - in years | yr	6.89
Other [Member]
EmployeesBenefitsPlansLineItems [Line Items]
2020	R$ 18,558
2021	10,873
2022	11,165
2023	11,267
2024	11,466
2025 to 2029	R$ 69,207
Weighted average duration - in years | yr	8.94